UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09837
Investment Company Act File Number
Tax-Managed Multi-Cap Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Multi-Cap Growth Portfolio	as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Airlines — 1.1%
UAL Corp.(1)	54,000	$1,281,960

		$1,281,960

Automobiles — 0.0%(2)
Harley-Davidson, Inc.	100	$2,723

		$2,723

Beverages — 0.0%(2)
Central European Distribution Corp.(1)	100	$2,607
Heckmann Corp.(1)	63	285

		$2,892

Biotechnology — 5.3%
Amylin Pharmaceuticals, Inc.(1)	139,500	$2,639,340
Genzyme Corp.(1)	24,000	1,669,440
Momenta Pharmaceuticals, Inc.(1)	98,000	2,091,320

		$6,400,100

Building Products — 1.6%
Armstrong World Industries, Inc.(1)	100	$3,656
Lennox International, Inc.	15,000	655,050
Owens Corning, Inc.(1)	39,216	1,234,520

		$1,893,226

Capital Markets — 3.1%
State Street Corp.	94,500	$3,677,940

		$3,677,940

Chemicals — 1.9%
Albemarle Corp.	17,000	$741,540
Celanese Corp., Class A	37,000	1,039,330
Potash Corp. of Saskatchewan, Inc.	3	315
STR Holdings, Inc.(1)	24,573	550,435

		$2,331,620

Commercial Banks — 0.1%
TCF Financial Corp.	7,000	$110,880

		$110,880

Commercial Services & Supplies — 2.8%
Copart, Inc.(1)	44,800	$1,632,512
Grand Canyon Education, Inc.(1)	73,000	1,771,710

		$3,404,222

Communications Equipment — 2.4%
Acme Packet, Inc.(1)	60,500	$1,709,730
Brocade Communications Systems, Inc.(1)	118,000	584,100
Riverbed Technology, Inc.(1)	16,100	597,149

		$2,890,979

Computers & Peripherals — 4.6%
Apple, Inc.(1)	21,500	$5,530,875

		$5,530,875

Construction & Engineering — 0.5%
Shaw Group, Inc. (The)(1)	19,770	$633,431

		$633,431

Security	Shares	Value
Consumer Finance — 3.0%
American Express Co.	79,800	$3,562,272

		$3,562,272

Diversified Consumer Services — 4.1%
Apollo Group, Inc., Class A(1)	500	$23,065
Coinstar, Inc.(1)	84,200	3,831,100
DeVry, Inc.	21,000	1,129,800

		$4,983,965

Diversified Financial Services — 0.7%
CIT Group, Inc.(1)	23,000	$836,280

		$836,280

Electrical Equipment — 1.6%
GrafTech International, Ltd.(1)	500	$7,840
Harbin Electric, Inc.(1)	103,000	1,892,110
Vestas Wind Systems A/S(1)	10	485

		$1,900,435

Energy Equipment & Services — 5.2%
Halliburton Co.	55,000	$1,643,400
Patterson-UTI Energy, Inc.	114,000	1,873,020
Rowan Cos., Inc.(1)	107,000	2,702,820

		$6,219,240

Food Products — 4.2%
Flowers Foods, Inc.	50,000	$1,211,500
Green Mountain Coffee Roasters, Inc.(1)	26,400	812,856
H.J. Heinz Co.	58,000	2,579,840
Lancaster Colony Corp.	8,680	450,666

		$5,054,862

Health Care Equipment & Supplies — 2.5%
Masimo Corp.	47,500	$1,096,300
NuVasive, Inc.(1)	14,000	458,780
Talecris Biotherapeutics Holdings Corp.(1)	68,000	1,498,040
Thoratec Corp.(1)	25	919

		$3,054,039

Health Care Providers & Services — 1.9%
AmerisourceBergen Corp.	38,000	$1,138,860
Henry Schein, Inc.(1)	1,000	52,490
Lincare Holdings, Inc.	48,750	1,158,300

		$2,349,650

Hotels, Restaurants & Leisure — 0.0%(2)
McDonald’s Corp.	100	$6,973

		$6,973

Household Durables — 4.2%
Tempur-Pedic International, Inc.(1)	76,872	$2,357,664
Whirlpool Corp.	32,000	2,665,600

		$5,023,264

Household Products — 0.9%
Church & Dwight Co., Inc.	17,000	$1,126,590

		$1,126,590

Insurance — 0.3%
Admiral Group PLC	1,000	$22,708
Fairfax Financial Holdings, Ltd.	969	386,437
Progressive Corp.	400	7,856

		$417,001

Security	Shares	Value
Internet Software & Services — 3.4%
DealerTrack Holdings, Inc.(1)	1,000	$15,610
Move, Inc.(1)	1,013	2,289
Rackspace Hosting, Inc.(1)	70,000	1,309,000
VeriSign, Inc.(1)	97,000	2,730,550

		$4,057,449

IT Services — 5.1%
Alliance Data Systems Corp.(1)	44,700	$2,569,356
Amadeus IT Holding SA, Class A(1)	20,440	359,591
MasterCard, Inc., Class A	15,300	3,213,612

		$6,142,559

Machinery — 0.3%
PACCAR, Inc.	7,200	$329,904

		$329,904

Media — 5.6%
DIRECTV, Class A(1)	109,019	$4,051,146
Liberty Media Corp. - Capital, Class A(1)	17,700	825,528
McGraw-Hill Cos., Inc. (The)	62,500	1,918,125

		$6,794,799

Metals & Mining — 1.0%
Barrick Gold Corp.	28,500	$1,171,350
Silver Wheaton Corp.(1)	1,000	18,850

		$1,190,200

Multiline Retail — 1.5%
Big Lots, Inc.(1)	52,100	$1,787,551

		$1,787,551

Office Electronics — 0.0%(2)
Xerox Corp.	500	$4,870

		$4,870

Oil, Gas & Consumable Fuels — 4.4%
Forest Oil Corp.(1)	43,000	$1,229,370
Hess Corp.	24,000	1,286,160
James River Coal Co.(1)	72,000	1,260,720
Petroleo Brasileiro SA ADR	1,000	36,400
Rosetta Resources, Inc.(1)	30,855	680,970
Whiting Petroleum Corp.(1)	8,700	765,687

		$5,259,307

Pharmaceuticals — 1.6%
Abbott Laboratories	100	$4,908
Biovail Corp.	30,901	676,423
Medicis Pharmaceutical Corp., Class A	48,000	1,214,942

		$1,896,273

Professional Services — 0.0%(2)
Verisk Analytics, Inc., Class A(1)	500	$14,845

		$14,845

Road & Rail — 0.6%
Kansas City Southern(1)	20,400	$748,680

		$748,680

Semiconductors & Semiconductor Equipment — 4.0%
Atheros Communications, Inc.(1)	61,600	$1,628,704
Cirrus Logic, Inc.(1)	34,000	663,000

Security	Shares	Value
Cypress Semiconductor Corp.(1)	174,000	$1,844,400
Linear Technology Corp.	19,500	621,660
Varian Semiconductor Equipment Associates, Inc.(1)	50	1,413

		$4,759,177

Software — 3.0%
Activision Blizzard, Inc.	241,000	$2,863,080
Ariba, Inc.(1)	1,000	15,970
Concur Technologies, Inc.(1)	15,100	698,828

		$3,577,878

Specialty Retail — 1.6%
Advance Auto Parts, Inc.	35,896	$1,921,513

		$1,921,513

Textiles, Apparel & Luxury Goods — 6.0%
Gildan Activewear, Inc.(1)	82,226	$2,535,850
Hanesbrands, Inc.(1)	74,500	1,866,225
Skechers U.S.A., Inc., Class A(1)	74,500	2,763,205

		$7,165,280

Trading Companies & Distributors — 1.0%
WESCO International, Inc.(1)	35,246	$1,266,389

		$1,266,389

Wireless Telecommunication Services — 8.5%
Crown Castle International Corp.(1)	88,600	$3,500,586
NII Holdings, Inc.(1)	112,262	4,205,335
Rogers Communications, Inc., Class B	71,500	2,482,480

		$10,188,401

Total Common Stocks (identified cost $101,338,719)		$119,800,494

Investment Funds — 0.0%(2)

Security	Shares	Value
Capital Markets — 0.0%(2)
iShares Russell Midcap Growth Index Fund	500	$23,295

Total Investment Funds (identified cost $21,232)		$23,295

Short-Term Investments — 0.5%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.25%(3)	$515	$515,369

Total Short-Term Investments (identified cost $515,369)		$515,369

Total Investments — 100.1% (identified cost $101,875,320)		$120,339,158

Other Assets, Less Liabilities — (0.1)%		$(77,989)

Net Assets — 100.0%		$120,261,169

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Amount is less than 0.05%.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended July 31, 2010 was $7,438 and $0, respectively.

The Portfolio did not have any open financial instruments at July 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$102,509,127

Gross unrealized appreciation	$20,739,607
Gross unrealized depreciation	(2,909,576)

Net unrealized appreciation	$17,830,031

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$29,457,778	$—		$—	$29,457,778
Consumer Staples	6,184,344	—		—	6,184,344
Energy	11,478,547	—		—	11,478,547
Financials	8,581,665	22,708		—	8,604,373
Health Care	13,700,063	—		—	13,700,063
Industrials	9,700,896	485		—	9,701,381
Information Technology	26,963,788	—		—	26,963,788
Materials	3,521,820	—		—	3,521,820
Telecommunication Services	10,188,400	—		—	10,188,400

Total Common Stocks	$119,777,301	$23,193	*	$—	$119,800,494

Investment Funds	$23,295	$—		$—	$23,295
Short-Term Investments	—	515,369		—	515,369

Total Investments	$119,800,596	$538,562		$—	$120,339,158

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Tax-Managed Multi-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson Duncan W. Richardson President

Date: September 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson Duncan W. Richardson President

Date: September 24, 2010

By:	/s/ Barbara E. Campbell Barbara E. Campbell Treasurer

Date: September 24, 2010